ProFund VP Large-Cap Value Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.19%	12.96%	11.73%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.88%	14.42%	14.82%
None
Prospectus [Line Items]
Average Annual Return, Percent			11.37%	11.09%	9.89%
Performance Inception Date		May 03, 2004

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.